Material Accounting Policies - Summary of Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
Mexico [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	30.00%	30.00%	30.00%
United States [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%
Bottom of range [member] | Europe [Member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	9.00%	9.00%	9.00%
Bottom of range [member] | Middle East and Africa [Member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	9.00%	9.00%	22.50%
Bottom of range [member] | South, Central America and the Caribbean [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	9.00%	9.00%	5.50%
Top of range [member] | Europe [Member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	28.20%	28.20%	28.20%
Top of range [member] | Middle East and Africa [Member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	23.00%	23.00%	23.00%
Top of range [member] | South, Central America and the Caribbean [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	35.00%	35.00%	35.00%